Acquisitions and Disposals	12 Months Ended
Dec. 31, 2020
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Acquisitions and Disposals
21. Acquisitions and disposals
Business combinations are accounted for using the acquisition accounting method as at the acquisition date, which is the date at which control is transferred to the Group.
Goodwill is measured at the acquisition date as the fair value of consideration transferred, plus non-controlling
interests and the fair value of any previously held equity interests less the net recognised amount (which is generally fair value) of the identifiable assets and liabilities assumed. Goodwill is subject to an annual review for impairment (or more frequently if necessary) in accordance with our accounting policies. Any impairment is charged to the income statement as it arises. Detailed information relating to goodwill is provided in note 9 on pages 134 to 136.
Transaction costs are expensed as incurred, within
non-underlying
items.
Changes in ownership that do not result in a change of control are accounted for as equity transactions and therefore do not have any impact on goodwill. The difference between consideration and the non-controlling
share of net assets acquired is recognised within equity.
2020
In 2020, the Group completed the business acquisitions and disposals as listed below. In each case, 100% of the businesses were acquired unless stated otherwise. Total consideration for 2020 acquisitions is €6,337 million (2019: €1,167 million for acquisitions completed during that year). More information related to the 2020 acquisitions is provided on page 163 to 164.

Deal completion date	Acquired/disposed business
1 April 2020	Acquired the health food drinks business of GlaxoSmithKline plc in India and 20 other predominantly Asian markets (“the Main Horlicks Acquisition”). The acquisition added leading brands such as Horlicks and Boost in certain markets, increasing Unilever’s presence in functional nutrition. As a significant acquisition for the Group, further details are disclosed separately below.

25 June 2020	Acquired Vwash, a leading intimate hygiene business in India. The acquisition complements our beauty and personal care portfolio and increase our presence in fast-growing segments in India.

30 June 2020	The Group acquired 82% of GlaxoSmithKline Bangladesh Limited, a health food drink business in Bangladesh. The Bangladesh Horlicks Acquisition was a separate transaction to the Main Horlicks Acquisition.

15 July 2020	Sold the Ice Cream business in Chile to Carozzi.

1 October 2020	Acquired Liquid IV, a US-based health-science nutrition and wellness company, known for its portfolio of electrolyte drink mixes that enhance rapid hydration. This acquisition increases our presence in functional nutrition.

23 December 2020	Acquired SmartyPants Vitamins, a vitamin, mineral and supplement company based in the US. The acquisition complements Unilever’s existing portfolio in functional nutrition.
Horlicks Acquisitions
The Main Horlicks Acquisition was composed of the following related transactions on 1 April 2020:

•
Hindustan Unilever Limited (HUL), a subsidiary of the Group, obtained control of the business of GlaxoSmithKline Consumer Healthcare Limited (GSKCH) via an all equity merger under which 4.39 shares of HUL were allotted for every share of GSKCH;

•
HUL purchased the Horlicks intellectual property rights, being mainly legal rights to the Horlicks brand (the ‘HFD IP’) for India and Unilever N.V. and Unilever PLC purchased the HFD IP outside of India and Bangladesh (subsequently the Bangladesh HFD IP was acquired by Unilever PLC in a separate transaction); and

•
Unilever Foods (Malaysia) Sdn Bhd and Unilever Asia Pacific Limited (Singapore) purchased the Horlicks commercial operations of GSK in 20 other predominantly Asian markets (“Local Distribution Assets”).

The Bangladesh Horlicks Acquisition is separate to the Main Horlicks Acquisition and completed on 30 June 2020. Unilever Overseas Holding B.V. purchased 82% of GSK Bangladesh Limited and Unilever PLC purchased the HFD IP in Bangladesh. The following disclosures relate only to the Main Horlicks Acquisition.
Main Horlicks Acquisition
The purpose of the acquisition was to add the Horlicks and Boost brands in certain geographical markets to Unilever’s portfolio to increase presence in healthy nutrition and in high-growth emerging markets.
The total consideration paid was €5,294 million comprised of €449 million in cash and €4,845 million in shares of Hindustan Unilever Limited valued based on the share price of HUL on the completion date and the exchange rate on the same date (83.05 INR/€).
The provisional fair value of net assets for the acquisition that is recognised on the balance sheet is €3,204 million. Balances are provisional as we are finalising our review of the asset valuations. The main assets acquired were brands which were valued using an income approach model by estimating future cashflows generated by the brand and discounting them to present value using rates in line with a market participant expectation. The key assumptions in the brand valuations are revenue growth and discount rates. More information related to each major class of assets and liabilities acquired is provided on page 164.
At the date of acquisition we expected around €1.3 billion of the goodwill to be deductible for tax purposes. While we believe there is legal basis to claim the Horlicks goodwill as tax deductible, we note that the Indian Budget on 1 February 2021 includes a proposal to exclude goodwill from the definition of tax depreciable assets effective 1 April 2020. If enacted this would have no material impact on the income statement. Since the acquisition date, foreign exchange has decreased this goodwill in euros by €159 million.
The gross contractual value of trade and other receivables as at the dates of acquisition amounted to €77 million which is expected to be fully recoverable.
Within the acquired net assets, contingent liabilities amounting to €123 million in respect of ongoing litigation against GlaxoSmithKline Consumer Healthcare Limited have been recognised based on management’s estimate of the values of exposures and their assessment of the probability of the related claims being settled by the Group. The contingent liabilities mainly relate to direct and indirect tax disputes with the Indian tax authorities. There are several matters being disputed and in each case we believe that the likelihood that the Indian tax authorities will ultimately prevail is no higher than moderate, however we expect that most of these disputes will not be resolved for several years. Contingent assets of €73 million are also recognised, measured on the same basis, for the Group’s right to future indemnification by GlaxoSmithKline Pte Limited and Horlicks Limited in relation to certain claims.

Impact of dilution of Group interest in Hindustan Unilever Limited
The acquisition of GSKCH by HUL was settled through the issue of (184.6 million) new shares of Hindustan Unilever Limited and so resulted in dilution of Unilever’s interest in Hindustan Unilever Limited from 67.2% to 61.9%. The table below shows the impact of the decrease in shareholding on the equity attributable to shareholders of the Group.

€ million 2020
67.2% share of HUL’s net assets acquired before acquisition of GSKCH	718
61.9% share of HUL’s net assets acquired after acquisition of GSKCH	661

Loss recognised in equity due to dilution	(57)
Gain arising from proportionate share of GSKCH’s net assets acquired	3,001

Net gain arising from the Main Horlicks Acquisition recognised in equity	2,944

Acquisition-related costs related to Horlicks of €42 million have been recorded within non-underlying
items in the consolidated income statement for 2020 (2019: €12 million). Total costs relating to the issuance of shares amounting to €5 million have been recognised against equity by Hindustan Unilever Limited.
The Main Horlicks Acquisition contributed €415 million to Group turnover and €119 million to Group operating profit since the acquisition date. If the acquisition had taken place at the beginning of the year, Group turnover would have been €50,867 million and Group operating profit would have been €8,342 million.
Effect on consolidated income statement
The overall impact of the Main Horlicks Acquisition and the other acquisitions on the consolidated income statement is as follows: The acquisition deals completed in 2020 have contributed €476 million to Group revenue and €124 million to Group operating profit since the relevant acquisition dates. If the acquisition deals completed in 2020 had all taken place at the beginning of the year, Group turnover would have been €51,116 million and Group operating profit would have been €8,371 million.
2019
In 2019 the Group completed the following business acquisitions and disposals as listed below. For all businesses acquired, the acquisition accounting has been finalised. Subsequent changes to the provisional numbers published last year are immaterial.

Deal completion date	Acquired/disposed business
28 January 2019	Acquired the Laundress, a global premium eco-friendly laundry care business in the US. The acquisition expands our portfolio into the premium home care market.

5 February 2019	Acquired Graze, the leading healthy snacking business in the UK. The acquisition accelerates our presence in the healthy snacking and out of home markets.

1 March 2019	Sold the global Alsa baking and dessert business to Dr. Oetker.

5 April 2019	Acquired Garancia, a derma-cosmetic business in France. The acquisition strengthens our prestige portfolio in the pharmacy channel.

21 May 2019	Acquired Olly Nutrition, a US based vitamins, minerals and supplements business that accelerates our presence and competitiveness in the wellness market.

28 June 2019	Acquired Fluocaril and Parogencyl oral care businesses in France and Spain. The acquisition complements our existing oral care portfolio and strengthens our distribution in the European pharmacy channel.

26 July 2019	Acquired 95% of Tatcha, a leading prestige skin care business in the US. Tatcha is a modern skin care brand with a focus on natural ingredients, product experience, premium design and packaging quality.

30 August 2019	Acquired Astrix, a personal and home care business in Bolivia that further strengthens our local market competitiveness.

1 October 2019	Acquired 70% of Lenor, a premium skin care business based in Japan. The acquisition expands our portfolio into Japanese beauty, premium face and derma care in Japan and China.

1 October 2019	Acquired 75% of FruFru, a healthy food business in Romania which accelerates our local presence and competitiveness in the healthy food market.

Effect on consolidated balance sheet
Acquisitions
The following table sets out the overall effect of the Main Horlicks Acquisition and the other acquisitions in 2020, 2019 and 2018 on the consolidated balance sheet. The fair values currently used for opening balances of all acquisitions made in 2020 are provisional. Balances remain provisional due to missing relevant information about facts and circumstances that existed as of the acquisition date and where valuation work is still ongoing.

	€ million 2020	€ million 2019	€ million 2018

Net assets acquired	3,857	771	815
Non-controlling interest	(27)	(25)	(17)
Goodwill	2,507	421	496
Total payment for acquisition	6,337	1,167	1,294
Exchange rate gain/(loss) on cash flow hedge	—	—	(100)

Total consideration	6,337	1,167	1,194

In 2020 the net assets acquired and total payment for acquisitions consist of:

	Main Horlicks Acquisition	Other acquisitions	€ million 2020

Intangible assets	3,345	737	4,082
Other non-current assets	249	35	284
Trade and other receivables	77	26	103
Other current assets (a)	560	95	655
Non-current liabilities (b)	(905)	(202)	(1,107)
Current liabilities	(122)	(38)	(160)

Net assets acquired	3,204	653	3,857
Non-controlling interest	—	(27)	(27)
Goodwill	2,090	417	2,507
Exchange rate gain/(loss) on cash flow hedges	—	—	—

Total consideration	5,294	1,043	6,337
Of which
Consideration paid (c)	5,294	1,019	6,313
Deferred consideration	—	24	24

(a)	Other current assets include financial assets of €463 million and cash of €36 million related to the Main Horlicks Acquisition.
(b)	Non-current liabilities include deferred tax of €746 million related to the Main Horlicks Acquisition.
(c)	For the Main Horlick Acquisition consideration paid was €449 million in cash and €4,845 million in equity shares. For the other acquisitions all consideration was paid in cash.
Goodwill represents the future value which the Group believes it will obtain through operational synergies and the application of acquired company ideas to existing Unilever channels and businesses. Detailed information relating to goodwill is provided in note 9 on pages 134 to 136.
No material contingent liabilities were acquired in the other acquisitions described above.

Disposals
Total consideration for 2020 disposals is €35 million (2019: €169 million for disposals completed during that year). The following table sets out the effect of the disposals in 2020, 2019 and 2018 on the consolidated balance sheet. The results of disposed businesses are included in the consolidated financial statements up to their date of disposal.

	€ million 2020	€ million 2019	€ million 2018
Goodwill and intangible assets	1	82	2,510
Other non-current assets	21	19	666
Current assets	5	15	261
Trade creditors and other payables	(1)	(12)	(107)

Net assets sold	26	104	3,330
(Gain)/loss on recycling of currency retranslation on disposal	—	—	(71)
Profit/(loss) on sale attributable to Unilever	9	65	4,331

Consideration	35	169	7,590

Cash	34	168	7,135
Cash balances of businesses sold	—	1	321
Non-cash items and deferred consideration	1	—	134

	35	169	7,590

In 2020 business disposal was mainly related to the sale of Unilever Ice Cream business in Chile to Carozzi.